Related Party Transactions (Details) - Schedule of Classified within Profit and Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
VP Technology/VP Sales International [Member]
Related Party Transactions (Details) - Schedule of Classified within Profit and Loss [Line Items]
Selling and marketing expenses	$ 46	$ 84	$ 182	$ 152
Companies controlled by the CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of Classified within Profit and Loss [Line Items]
General and administrative expense	$ 239	$ 408